Investment Objectives and Goals - The Tocqueville Fund	Feb. 27, 2026
Prospectus [Line Items]
Risk/Return [Heading]	The Tocqueville Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Tocqueville Fund’s (the “Fund”) investment objective is long-term capital appreciation.